Accounts Payable and Accrued Liabilities	3 Months Ended
Jun. 30, 2024
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities	8. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	June 30, 2024	March 31, 2024
	($)	($)
Accounts payable	2,086,135	842,821
Accrued liabilities	310,080	285,987
Total	2,396,215	1,128,808